WARRANTS (Details Narrative) - $ / shares	6 Months Ended	8 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrant Price			$ 30.00
Founder Spac [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share redemption price per share	$ 18.00	$ 18.00
Warrant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrant Price				$ 30.00
Warrant [Member] | IPO [Member] | Founder Spac [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants issued	30,016,875	30,016,875
Public Warrants [Member] | Founder Spac [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrant Price	$ 0.01	$ 0.01
Public Warrants [Member] | IPO [Member] | Founder Spac [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants issued	15,812,500	15,812,500
Private Placement Warrants [Member] | IPO [Member] | Founder Spac [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants issued	14,204,375	14,204,375
Warrant Price		$ 1.00